Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001402057
Registrant Name	CDW Corp
Registration File Number	333-293652
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES